Financial assets - Disclosure of gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,288,084	€ 1,252,936
Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,182,689	1,153,143
Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,903	66,772
Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,492	33,021
Financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	85,098	83,326
Financial assets at fair value through other comprehensive income | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	76,021	75,093
Financial assets at fair value through other comprehensive income | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	9,077	8,233
Financial assets at fair value through other comprehensive income | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	303	0
Financial assets at fair value through other comprehensive income | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,774	8,233
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	84,841	83,118
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	76,015	75,087
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,826	8,031
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	303	0
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,523	8,031
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	160	184
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	160	184
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	160	184
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	97	24
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	91	18
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	91	18
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,202,986	1,169,610
Financial assets at amortised cost | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	91,821	73,770
Financial assets at amortised cost | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,111,165	1,095,840
Financial assets at amortised cost | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	52,382	46,524
Financial assets at amortised cost | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,040,912	1,033,941
Financial assets at amortised cost | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	17,871	15,375
Financial assets at amortised cost | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,097,848	1,070,025
Financial assets at amortised cost | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	91,254	73,297
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,006,594	996,728
Financial assets at amortised cost | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	52,369	46,523
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	936,354	934,830
Financial assets at amortised cost | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	17,871	15,375
Financial assets at amortised cost | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,743	66,588
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	125	75
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,618	66,513
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	13	1
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,605	66,512
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,395	32,997
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	442	398
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,953	32,599
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	32,953	32,599
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 0	€ 0